Contingent consideration - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2024 AUD ($) Milestone	Jun. 30, 2024 EUR (€) Milestone	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 EUR (€)
Disclosure of contingent liabilities [line items]
Milestone payments not booked	$ 496,287,928	€ 300,500,000	$ 492,703,722	€ 300,500,000
Paxalisib [Member]
Disclosure of contingent liabilities [line items]
Number of contingent milestone payments | Milestone	4	4
Percentage of milestone payment due and payable	0.00%	0.00%	60.00%	60.00%
Milestone Two [member] | Paxalisib [Member]
Disclosure of contingent liabilities [line items]
Contingent consideration | $	$ 1,250,000
Milestone Five [member] | Paxalisib [Member]
Disclosure of contingent liabilities [line items]
Milestone payment discount rate	9.00%	9.00%	20.00%	20.00%
Probability of milestone payments	100.00%	100.00%	57.00%	57.00%
Contingent consideration – EVT801 [Member]
Disclosure of contingent liabilities [line items]
Percentage of discount rate on milestone payments	9.00%	9.00%	7.00%	7.00%
Contingent consideration – EVT801 [Member] | Milestone Three [Member]
Disclosure of contingent liabilities [line items]
Probability of milestone payments	100.00%	100.00%	100.00%	100.00%
Contingent consideration – EVT801 [Member] | Milestone Four [member]
Disclosure of contingent liabilities [line items]
Probability of milestone payments	80.00%	80.00%	80.00%	80.00%
Contingent consideration – EVT801 [Member] | Milestone Five [member]
Disclosure of contingent liabilities [line items]
Probability of milestone payments	63.00%	63.00%	63.00%	63.00%